Motley Fool 100 Index ETF
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Altaba, Inc. - Escrow Shares (a)(b)	8,565	$8,479

Aerospace & Defense - 0.8%
Axon Enterprise, Inc. (b)	5,574	3,010,740
Howmet Aerospace, Inc.	29,171	5,968,095
TransDigm Group, Inc.	4,076	5,544,053
		14,522,888

Air Freight & Logistics - 0.2%
FedEx Corp.	17,065	4,704,479

Automobiles - 2.4%
Tesla, Inc. (b)	102,992	44,304,069

Banks - 3.6%
JPMorgan Chase & Co.	199,805	62,554,949
Truist Financial Corp.	94,340	4,386,810
		66,941,759

Beverages - 0.3%
Monster Beverage Corp. (b)	70,624	5,296,094

Biotechnology - 2.0%
Alnylam Pharmaceuticals, Inc. (b)	9,482	4,278,563
Amgen, Inc.	38,935	13,450,485
Gilead Sciences, Inc.	89,747	11,293,763
Vertex Pharmaceuticals, Inc. (b)	18,545	8,041,297
		37,064,108

Broadline Retail - 5.9%
Amazon.com, Inc. (b)	444,542	103,676,085
Coupang, Inc. (b)	131,874	3,713,572
eBay, Inc.	33,063	2,737,286
		110,126,943

Capital Markets - 2.6%
Charles Schwab Corp.	131,647	12,207,626
CME Group, Inc.	26,064	7,335,973
Goldman Sachs Group, Inc. (c)	22,720	18,767,629
Intercontinental Exchange, Inc.	41,397	6,511,748
Nasdaq, Inc.	41,504	3,773,544
		48,596,520

Chemicals - 0.6%
Ecolab, Inc.	20,510	5,643,531
Sherwin-Williams Co.	18,023	6,194,325
		11,837,856

Commercial Services & Supplies - 0.8%
Cintas Corp.	29,320	5,454,106
Copart, Inc. (b)	69,955	2,726,846
Waste Management, Inc.	29,133	6,347,207
		14,528,159

Communications Equipment - 0.9%
Arista Networks, Inc. (b)	90,888	11,877,244
Motorola Solutions, Inc.	11,736	4,338,564
		16,215,808

Consumer Staples Distribution & Retail - 5.0%
Costco Wholesale Corp.	32,114	29,339,029
Walmart, Inc.	576,545	63,713,988
		93,053,017

Electric Utilities - 0.4%
Constellation Energy Corp.	22,618	8,241,094

Electronic Equipment, Instruments & Components - 0.3%
Corning, Inc.	62,163	5,234,125

Entertainment - 3.3%
Electronic Arts, Inc.	18,099	3,656,541
Netflix, Inc. (b)	307,283	33,057,505
ROBLOX Corp. - Class A (b)	47,610	4,524,379
Take-Two Interactive Software, Inc. (b)	13,344	3,283,558
Walt Disney Co.	130,015	13,582,667
Warner Bros Discovery, Inc. (b)	179,101	4,298,424
		62,403,074

Financial Services - 9.0%
Berkshire Hathaway, Inc. - Class B (b)	156,147	80,229,890
Block, Inc. (b)	42,622	2,847,149
Mastercard, Inc. - Class A	65,205	35,897,309
PayPal Holdings, Inc.	69,261	4,341,972
Visa, Inc. - Class A	139,593	46,685,483
		170,001,803

Ground Transportation - 1.3%
Old Dominion Freight Line, Inc.	13,928	1,884,319
Uber Technologies, Inc. (b)	150,812	13,202,083
Union Pacific Corp. (c)	42,886	9,942,261
		25,028,663

Health Care Equipment & Supplies - 1.4%
DexCom, Inc. (b)	27,085	1,719,085
GE HealthCare Technologies, Inc.	33,043	2,643,110
IDEXX Laboratories, Inc. (b)	5,787	4,356,916
Intuitive Surgical, Inc. (b)	25,927	14,868,616
ResMed, Inc. (c)	10,580	2,706,681
		26,294,408

Health Care Providers & Services - 1.3%
CVS Health Corp.	92,485	7,432,095
HCA Healthcare, Inc.	16,923	8,601,792
McKesson Corp.	8,996	7,926,555
		23,960,442

Health Care Technology - 0.1%
Veeva Systems, Inc. - Class A (b)	11,854	2,848,398

Hotels, Restaurants & Leisure - 2.0%
Airbnb, Inc. - Class A (b)	40,582	4,747,688
Booking Holdings, Inc.	2,342	11,510,204
Chipotle Mexican Grill, Inc. (b)	89,929	3,104,349
DoorDash, Inc. - Class A (b)	29,261	5,804,505
Marriott International, Inc. - Class A (c)	19,680	5,998,267
Starbucks Corp.	82,800	7,212,708
		38,377,721

Industrial Conglomerates - 0.4%
3M Co.	38,687	6,656,098

Insurance - 0.5%
Progressive Corp.	42,243	9,664,776

Interactive Media & Services - 12.2%
Alphabet, Inc. - Class C	503,777	161,269,093
Meta Platforms, Inc. - Class A	104,135	67,474,274
		228,743,367

IT Services - 0.7%
Cloudflare, Inc. - Class A (b)	25,202	5,045,692
Cognizant Technology Solutions Corp. - Class A	35,490	2,757,928
Snowflake, Inc. - Class A (b)(c)	24,499	6,155,129
		13,958,749

Machinery - 0.3%
Cummins, Inc.	9,964	4,961,873

Media - 0.1%
Trade Desk, Inc. - Class A (b)	35,219	1,393,264

Oil, Gas & Consumable Fuels - 0.2%
Kinder Morgan, Inc.	162,535	4,440,456

Pharmaceuticals - 0.4%
Bristol-Myers Squibb Co.	148,634	7,312,793

Real Estate Management & Development - 0.1%
CoStar Group, Inc. (b)	29,634	2,038,819

Semiconductors & Semiconductor Equipment - 14.6%
Advanced Micro Devices, Inc. (b)	117,354	25,528,016
Broadcom, Inc.	132,457	53,374,873
Lam Research Corp.	91,527	14,278,212
Monolithic Power Systems, Inc.	3,461	3,212,396
NVIDIA Corp.	1,009,515	178,684,155
		275,077,652

Software - 14.2%
Adobe Systems, Inc. (b)	30,557	9,782,212
AppLovin Corp. - Class A (b)	24,458	14,662,082
Autodesk, Inc. (b)	15,390	4,668,403
Crowdstrike Holdings, Inc. - Class A (b)	18,148	9,240,236
Datadog, Inc. - Class A (b)	25,225	4,036,252
Fair Isaac Corp. (b)	1,734	3,131,309
Fortinet, Inc. (b)	54,432	4,416,068
Intuit, Inc.	20,200	12,808,416
Microsoft Corp.	310,433	152,736,140
Palo Alto Networks, Inc. (b)	48,379	9,198,299
Salesforce, Inc.	68,844	15,871,296
ServiceNow, Inc. (b)	15,005	12,190,212
Synopsys, Inc. (b)	13,110	5,480,111
Workday, Inc. - Class A (b)(c)	19,309	4,163,407
Zoom Communications, Inc. - Class A (b)	21,654	1,839,724
Zscaler, Inc. (b)	11,452	2,880,178
		267,104,345

Specialized REITs - 0.6%
American Tower Corp.	33,866	6,138,890
Equinix, Inc.	7,120	5,363,567
		11,502,457

Specialty Retail - 0.9%
Carvana Co. (b)	9,987	3,740,132
TJX Cos., Inc.	80,724	12,263,590
		16,003,722

Technology Hardware, Storage & Peripherals - 9.2%
Apple, Inc.	619,226	172,671,170

Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. - Class B	106,385	6,875,663

Wireless Telecommunication Services - 0.9%
T-Mobile US, Inc.	81,388	17,010,906
TOTAL COMMON STOCKS (Cost $1,255,186,579)		1,875,006,017

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.1%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.09% (d)	21,089,165	21,089,165
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $21,089,165)		21,089,165

TOTAL INVESTMENTS - 101.0% (Cost $1,276,275,744)		1,896,095,182
Liabilities in Excess of Other Assets - (1.0)%		(18,050,231)
TOTAL NET ASSETS - 100.0%		$1,878,044,951

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company
REIT - Real Estate Investment Trust

(a)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $8,479 or 0.0% of net assets as of November 30, 2025.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of November 30, 2025. The fair value of these securities was $20,780,774.
(d)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

Motley Fool 100 Index ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,874,997,538	$–	$8,479	$1,875,006,017
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	21,089,165
Total Investments	$1,874,997,538	$–	$8,479	$1,896,095,182

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $21,089,165 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.